Summary of Significant Accounting Policies (Details 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of changes in the fair value of the preferred and common stock warrant liability classified within Level 3 of the fair value hierarchy
Beginning balance	$ 7,390	$ 5,089	$ 6,651	$ 4,393	$ 4,393	$ 3,912
Change in fair value	11,149	(132)	12,649	564	2,258	481
Exercises			(678)
Repurchases			(83)
Ending balance	16,526	4,957	16,526	4,957	6,651	4,393
Transfers within the hierarchy					$ 0	$ 0